Earnings Per Share - Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Earnings attributable to BHP shareholders	$ 12,921	$ 30,900	$ 11,304
(Gain)/loss on sales of PP&E, Investments and Operations	(9)	(95)	(50)
Impairments of property, plant and equipment, financial assets and intangibles	75	515	2,633
Impairment expense	75	515	2,507
Exceptional items gross	340	620	4,423
Tax effect of above adjustments	(17)	(97)	(60)
Subtotal of adjustments	49	(8,684)	3,100
Headline earnings	12,970	22,216	14,404
Diluted headline earnings	12,970	22,216	14,404
Discontinued operations [member]
Earnings per share [line items]
Exceptional items gross		(8,167)	47
Samarco dam failure [member]
Earnings per share [line items]
Impairment expense			111
Exceptional items gross	$ 340	1,032	1,087
Cerrejón [Member]
Earnings per share [line items]
Impairment expense			$ 466
BHP Mitsui Coal (BMC) gain on disposal [Member]
Earnings per share [line items]
Exceptional items gross		(840)
Gain On Petroleum Disposal [Member] | Discontinued operations [member]
Earnings per share [line items]
Exceptional items gross		$ (8,167)